NOTE 7. NOTE PAYABLE (Details Narrative) (USD $)	Dec. 31, 2012
Debt Disclosure [Abstract]
Account Payable Interest Rate	2.00%
Debt Instrument, Carrying Amount	$ 170,000
Collateral Net Book Value	$ 447,619